Segment Information - Fixed and Intangible Assets of Company Abroad (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of segment information [line items]
Fixed and intangible assets	R$ 1,109,328	R$ 1,055,858
United States [member]
Summary of segment information [line items]
Fixed and intangible assets	909,787	857,049
Mexico [member]
Summary of segment information [line items]
Fixed and intangible assets	124,809	124,037
Uruguay [member]
Summary of segment information [line items]
Fixed and intangible assets	74,732	72,345
Venezuela [member]
Summary of segment information [line items]
Fixed and intangible assets	R$ 0	R$ 2,427